Fair Value Measurements (Details)	5 Months Ended	11 Months Ended	12 Months Ended
	Aug. 05, 2021 USD ($)	Dec. 31, 2021 USD ($) Years $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) Years $ / shares
Fair Value Measurements (Details) [Line Items]
Warrants quoted price (in Dollars per share) | $ / shares		$ 0.59	$ 0.08	$ 0.59
Present value of contractual stipulated forward price (in Dollars per share) | $ / shares			$ 10
Warrants or rights outstanding term	5 years
Warrants or rights outstanding measurement input	6
Change in fair value of liabilities	$ 0.92			$ 0.59
Warrants Liabilities [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities		$ 6,666,000	$ 10,302,000
Forward Purchase Agreements [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities		$ 456,000	468,000
Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants or rights outstanding term		5 years		5 years
Private Placement Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurements (Details) [Line Items]
Warrants or rights outstanding measurement input | Years		5.6		5.6
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities			3,927,000
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities			$ 6,375,000